Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—96.9%
Communication Services—10.6%
Activision Blizzard, Inc.	3,030	$180
Alphabet, Inc. Class A(1)	1,006	1,169
Alphabet, Inc. Class C(1)	999	1,162
AT&T, Inc.	22,448	654
CenturyLink, Inc.	3,888	37
Charter Communications, Inc. Class A(1)	583	254
Comcast Corp. Class A	14,624	503
Discovery, Inc. Class A(1)	700	14
Discovery, Inc. Class C(1)	1,476	26
DISH Network Corp. Class A(1)	1,074	21
Electronic Arts, Inc.(1)	1,199	120
Facebook, Inc. Class A(1)	8,443	1,408
Fox Corp. Class A	1,518	36
Fox Corp. Class B	692	16
Interpublic Group of Cos., Inc. (The)	1,625	26
Live Nation Entertainment, Inc.(1)	643	29
Netflix, Inc.(1)	1,430	537
News Corp. Class A	1,625	15
News Corp. Class B	517	5
Omnicom Group, Inc.	933	51
Take-Two Interactive Software, Inc.(1)	461	55
T-Mobile US, Inc.(1)	1,342	113
Twitter, Inc.(1)	3,370	83
Verizon Communications, Inc.	12,797	687
ViacomCBS, Inc. Class B	2,409	34
Walt Disney Co. (The)	5,810	561
		7,796

Consumer Discretionary—9.8%
Advance Auto Parts, Inc.	246	23
Amazon.com, Inc.(1)	1,344	2,620
Aptiv plc	962	47
AutoZone, Inc.(1)	86	73
Best Buy Co., Inc.	840	48
Booking Holdings, Inc.(1)	138	186
BorgWarner, Inc.	707	17
Capri Holdings Ltd.(1)	655	7
CarMax, Inc.(1)	609	33
Carnival Corp.	1,407	19
Chipotle Mexican Grill, Inc.(1)	92	60
Darden Restaurants, Inc.	481	26
Dollar General Corp.	863	130
Dollar Tree, Inc.(1)	781	57
eBay, Inc.	2,543	76
Expedia Group, Inc.	515	29
Ford Motor Co.	13,757	66
Gap, Inc. (The)	892	6
Garmin Ltd.	503	38
General Motors Co.	4,557	95
Genuine Parts Co.	510	34
H&R Block, Inc.	643	9
Hanesbrands, Inc.	1,253	10
Harley-Davidson, Inc.	532	10
Hasbro, Inc.	465	33
Hilton Worldwide Holdings, Inc.	957	65
Home Depot, Inc. (The)	3,964	740
Horton (D.R.), Inc.	1,214	41
Kohl’s Corp.	589	9
L Brands, Inc.	925	11
Las Vegas Sands Corp.	1,234	52
Leggett & Platt, Inc.	437	12
	Shares	Value

Consumer Discretionary—continued
Lennar Corp. Class A	1,062	$41
LKQ Corp.(1)	1,057	22
Lowe’s Cos., Inc.	2,798	241
Macy’s, Inc.	1,163	6
Marriott International, Inc. Class A	986	74
McDonald’s Corp.	2,684	444
MGM Resorts International	2,011	24
Mohawk Industries, Inc.(1)	203	16
Newell Brands, Inc.	1,294	17
NIKE, Inc. Class B	4,299	356
Nordstrom, Inc.	411	6
Norwegian Cruise Line Holdings Ltd.(1)	652	7
NVR, Inc.(1)	13	33
O’Reilly Automotive, Inc.(1)	258	78
PulteGroup, Inc.	998	22
PVH Corp.	273	10
Ralph Lauren Corp.	182	12
Ross Stores, Inc.	1,345	117
Royal Caribbean Cruises Ltd.	548	18
Starbucks Corp.	4,205	276
Tapestry, Inc.	1,107	14
Target Corp.	1,672	155
Tiffany & Co.	352	46
TJX Cos., Inc. (The)	4,456	213
Tractor Supply Co.	397	34
Ulta Beauty, Inc.(1)	209	37
Under Armour, Inc. Class A(1)	635	6
Under Armour, Inc. Class C(1)	643	5
VF Corp.	1,089	59
Whirlpool Corp.	220	19
Wynn Resorts Ltd.	369	22
Yum! Brands, Inc.	1,097	75
		7,187

Consumer Staples—7.5%
Altria Group, Inc.	5,925	229
Archer-Daniels-Midland Co.	1,851	65
Brown-Forman Corp. Class B	625	35
Campbell Soup Co.	535	25
Church & Dwight Co., Inc.	817	52
Clorox Co. (The)	388	67
Coca-Cola Co. (The)	12,801	566
Colgate-Palmolive Co.	2,914	193
Conagra Brands, Inc.	1,477	43
Constellation Brands, Inc. Class A	620	89
Costco Wholesale Corp.	1,389	396
Coty, Inc. Class A	1,117	6
Estee Lauder Cos., Inc. (The) Class A	801	128
General Mills, Inc.	1,897	100
Hershey Co. (The)	505	67
Hormel Foods Corp.	925	43
J.M. Smucker Co. (The)	351	39
Kellogg Co.	817	49
Kimberly-Clark Corp.	1,098	140
Kraft Heinz Co.(The)	2,095	52
Kroger Co. (The)	2,400	72
Lamb Weston Holdings, Inc.	518	30
McCormick & Co., Inc.	429	61
Molson Coors Beverage Co. Class B	651	25
Mondelez International, Inc. Class A	5,026	252
Monster Beverage Corp.(1)	1,271	72
PepsiCo, Inc.	4,619	555
See Notes to Schedule of Investments

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Consumer Staples—continued
Philip Morris International, Inc.	5,218	$381
Procter & Gamble Co. (The)	7,984	878
Sysco Corp.	1,848	84
Tyson Foods, Inc. Class A	1,101	64
Walgreens Boots Alliance, Inc.	2,407	110
Walmart, Inc.	4,652	529
		5,497

Energy—2.3%
Apache Corp.	1,317	6
Baker Hughes Co.	1,982	21
Cabot Oil & Gas Corp.	1,074	19
Chevron Corp.	5,898	427
Concho Resources, Inc.	616	26
ConocoPhillips	3,206	99
Devon Energy Corp.	1,188	8
Diamondback Energy, Inc.	482	13
EOG Resources, Inc.	1,676	60
Exxon Mobil Corp.	12,411	471
Halliburton Co.	2,797	19
Helmerich & Payne, Inc.	314	5
Hess Corp.	788	26
HollyFrontier Corp.	426	10
Kinder Morgan, Inc.	6,106	85
Marathon Oil Corp.	2,398	8
Marathon Petroleum Corp.	2,041	48
National Oilwell Varco, Inc.	1,198	12
Noble Energy, Inc.	1,586	10
Occidental Petroleum Corp.	2,814	33
ONEOK, Inc.	1,341	29
Phillips 66	1,279	69
Pioneer Natural Resources Co.	501	35
Schlumberger Ltd.	4,136	56
TechnipFMC plc	1,364	9
Valero Energy Corp.	1,288	58
Williams Cos., Inc. (The)	4,047	57
		1,719

Financials—10.1%
Aflac, Inc.	2,284	78
Allstate Corp. (The)	963	88
American Express Co.	2,120	181
American International Group, Inc.	2,834	69
Ameriprise Financial, Inc.	425	44
Aon plc	704	116
Assurant, Inc.	181	19
Bank of America Corp.	26,242	557
Bank of New York Mellon Corp. (The)	2,549	86
Berkley (W.R.) Corp.	446	23
Berkshire Hathaway, Inc. Class B(1)	6,025	1,102
BlackRock, Inc.	379	167
Capital One Financial Corp.	1,565	79
Cboe Global Markets, Inc.	335	30
Charles Schwab Corp. (The)	3,470	117
Chubb Ltd.	1,420	159
Cincinnati Financial Corp.	454	34
Citigroup, Inc.	7,192	303
Citizens Financial Group, Inc.	1,457	27
CME Group, Inc.	1,142	197
Comerica, Inc.	479	14
Discover Financial Services	1,088	39
E*TRADE Financial Corp.	710	24
	Shares	Value

Financials—continued
Everest Re Group Ltd.	126	$24
Fifth Third Bancorp	2,536	38
First Republic Bank	524	43
Franklin Resources, Inc.	812	14
Gallagher (Arthur J.) & Co.	570	46
Globe Life, Inc.	308	22
Goldman Sachs Group, Inc. (The)	975	151
Hartford Financial Services Group, Inc. (The)	1,211	43
Huntington Bancshares, Inc.	3,407	28
Intercontinental Exchange, Inc.	1,690	136
Invesco Ltd.	1,246	11
JPMorgan Chase & Co.	10,139	913
KeyCorp	3,208	33
Lincoln National Corp.	660	17
Loews Corp.	742	26
M&T Bank Corp.	397	41
MarketAxess Holdings, Inc.	113	38
Marsh & McLennan Cos., Inc.	1,547	134
MetLife, Inc.	2,552	78
Moody’s Corp.	532	112
Morgan Stanley	3,892	132
MSCI, Inc.	264	76
Nasdaq, Inc.	348	33
Northern Trust Corp.	663	50
People’s United Financial, Inc.	1,328	15
PNC Financial Services Group, Inc. (The)	1,319	126
Principal Financial Group, Inc.	825	26
Progressive Corp. (The)	1,747	129
Prudential Financial, Inc.	1,299	68
Raymond James Financial, Inc.	371	23
Regions Financial Corp.	3,213	29
S&P Global, Inc.	749	184
State Street Corp.	1,106	59
SVB Financial Group(1)	171	26
Synchrony Financial	2,022	33
T. Rowe Price Group, Inc.	718	70
Travelers Cos., Inc. (The)	844	84
Truist Financial Corp.	4,451	137
U.S. Bancorp	4,330	149
Unum Group	706	11
Wells Fargo & Co.	11,832	340
Willis Towers Watson plc	391	66
Zions Bancorp NA	508	14
		7,381

Health Care—15.0%
Abbott Laboratories	5,882	464
AbbVie, Inc.	4,913	374
ABIOMED, Inc.(1)	143	21
Agilent Technologies, Inc.	1,028	74
Alexion Pharmaceuticals, Inc.(1)	702	63
Align Technology, Inc.(1)	259	45
Allergan plc	1,100	195
AmerisourceBergen Corp.	500	44
Amgen, Inc.	1,907	387
Anthem, Inc.	886	201
Baxter International, Inc.	1,746	142
Becton, Dickinson & Co.	882	203
Biogen, Inc.(1)	570	180
Boston Scientific Corp.(1)	5,039	164
Bristol-Myers Squibb Co.	7,638	426
Cardinal Health, Inc.	965	46
See Notes to Schedule of Investments

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Health Care—continued
Centene Corp.(1)	2,064	$123
Cerner Corp.	1,080	68
Cigna Corp.	1,321	234
Cooper Cos., Inc. (The)	168	46
CVS Health Corp.	4,399	261
Danaher Corp.	2,112	292
DaVita, Inc.(1)	289	22
DENTSPLY SIRONA, Inc.	766	30
Edwards Lifesciences Corp.(1)	719	136
Eli Lilly & Co.	2,705	375
Gilead Sciences, Inc.	3,992	298
HCA Healthcare, Inc.	919	83
Henry Schein, Inc.(1)	501	25
Hologic, Inc.(1)	946	33
Humana, Inc.	459	144
IDEXX Laboratories, Inc.(1)	294	71
Illumina, Inc.(1)	492	134
Incyte Corp.(1)	573	42
Intuitive Surgical, Inc.(1)	395	196
IQVIA Holdings, Inc.(1)	679	73
Johnson & Johnson	8,536	1,119
Laboratory Corporation of America Holdings(1)	336	42
McKesson Corp.	599	81
Medtronic plc	4,590	414
Merck & Co., Inc.	8,300	639
Mettler-Toledo International, Inc.(1)	81	56
Mylan NV(1)	1,646	25
PerkinElmer, Inc.	381	29
Perrigo Co. plc	441	21
Pfizer, Inc.	18,175	593
Quest Diagnostics, Inc.	469	38
Regeneron Pharmaceuticals, Inc.(1)	247	121
ResMed, Inc.	476	70
STERIS plc	290	41
Stryker Corp.	1,191	198
Teleflex, Inc.	169	50
Thermo Fisher Scientific, Inc.	1,309	371
UnitedHealth Group, Inc.	3,376	842
Universal Health Services, Inc. Class B	278	28
Varian Medical Systems, Inc.(1)	306	31
Vertex Pharmaceuticals, Inc.(1)	836	199
Waters Corp.(1)	209	38
Zimmer Biomet Holdings, Inc.	719	73
Zoetis, Inc.	1,627	191
		11,025

Industrials—7.4%
3M Co.	1,743	238
A.O. Smith Corp.	414	16
Alaska Air Group, Inc.	404	11
Allegion plc	292	27
American Airlines Group, Inc.	1,196	15
AMETEK, Inc.	741	53
Arconic, Inc.	1,264	20
Boeing Co. (The)	1,847	275
Caterpillar, Inc.	1,574	183
Cintas Corp.	286	50
Copart, Inc.(1)	646	44
CSX Corp.	2,465	141
Cummins, Inc.	456	62
Deere & Co.	960	133
Delta Air Lines, Inc.	1,778	51
	Shares	Value

Industrials—continued
Dover Corp.	475	$40
Eaton Corp. plc	1,270	99
Emerson Electric Co.	1,865	89
Equifax, Inc.	392	47
Expeditors International of Washington, Inc.	508	34
Fastenal Co.	1,699	53
FedEx Corp.	754	91
Flowserve Corp.	405	10
Fortive Corp.	902	50
Fortune Brands Home & Security, Inc.	441	19
General Dynamics Corp.	699	92
General Electric Co.	28,041	223
Honeywell International, Inc.	2,196	294
Hunt (JB) Transport Services, Inc.	263	24
Huntington Ingalls Industries, Inc.	125	23
IDEX Corp.	233	32
IHS Markit Ltd.	1,194	72
Illinois Tool Works, Inc.	838	119
Ingersoll Rand, Inc.(1)	1,052	26
Jacobs Engineering Group, Inc.	418	33
Johnson Controls International plc	2,320	63
Kansas City Southern	305	39
L3Harris Technologies, Inc.	697	126
Lockheed Martin Corp.	765	259
Masco Corp.	861	30
Nielsen Holdings plc	1,064	13
Norfolk Southern Corp.	782	114
Northrop Grumman Corp.	476	144
Old Dominion Freight Line, Inc.	290	38
PACCAR, Inc.	1,021	62
Parker-Hannifin Corp.	412	53
Pentair plc	533	16
Quanta Services, Inc.	440	14
Raytheon Co.	885	116
Republic Services, Inc.	647	49
Robert Half International, Inc.	360	14
Robinson (C.H.) Worldwide, Inc.	394	26
Rockwell Automation, Inc.	352	53
Rollins, Inc.	419	15
Roper Technologies, Inc.	324	101
Snap-on, Inc.	168	18
Southwest Airlines Co.	1,477	53
Stanley Black & Decker, Inc.	492	49
Textron, Inc.	703	19
Trane Technologies plc	740	61
TransDigm Group, Inc.	170	54
Union Pacific Corp.	2,133	301
United Airlines Holdings, Inc.(1)	718	23
United Parcel Service, Inc. Class B	2,033	190
United Rentals, Inc.(1)	227	23
United Technologies Corp.	2,530	239
Verisk Analytics, Inc.	496	69
W.W. Grainger, Inc.	130	32
Waste Management, Inc.	1,151	106
Westinghouse Air Brake Technologies Corp.	565	27
Xylem, Inc.	574	37
		5,435

Information Technology—25.5%
Accenture plc Class A	2,100	343
Adobe, Inc.(1)	1,700	541
Advanced Micro Devices, Inc.(1)	3,884	177
See Notes to Schedule of Investments

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Information Technology—continued
Akamai Technologies, Inc.(1)	524	$48
Alliance Data Systems Corp.	151	5
Amphenol Corp. Class A	1,024	75
Analog Devices, Inc.	1,277	114
ANSYS, Inc.(1)	294	68
Apple, Inc.	14,346	3,648
Applied Materials, Inc.	3,253	149
Arista Networks, Inc.(1)	179	36
Autodesk, Inc.(1)	754	118
Automatic Data Processing, Inc.	1,537	210
Broadcom, Inc.	1,421	337
Broadridge Financial Solutions, Inc.	376	36
Cadence Design Systems, Inc.(1)	976	64
CDW Corp.	522	49
Cisco Systems, Inc.	14,119	555
Citrix Systems, Inc.	365	52
Cognizant Technology Solutions Corp. Class A	1,987	92
Corning, Inc.	2,809	58
DXC Technology Co.	977	13
F5 Networks, Inc.(1)	204	22
Fidelity National Information Services, Inc.	2,184	266
Fiserv, Inc.(1)	2,029	193
FleetCor Technologies, Inc.(1)	318	59
FLIR Systems, Inc.	427	14
Fortinet, Inc.(1)	466	47
Gartner, Inc.(1)	303	30
Global Payments, Inc.	1,100	159
Hewlett Packard Enterprise Co.	4,930	48
HP, Inc.	5,325	92
Intel Corp.	14,500	785
International Business Machines Corp.	2,987	331
Intuit, Inc.	893	205
IPG Photonics Corp.(1)	118	13
Jack Henry & Associates, Inc.	256	40
Juniper Networks, Inc.	1,124	21
Keysight Technologies, Inc.(1)	623	52
KLA Corp.	536	77
Lam Research Corp.	497	119
Leidos Holdings, Inc.	458	42
Mastercard, Inc. Class A	3,045	736
Maxim Integrated Products, Inc.	875	43
Microchip Technology, Inc.	821	56
Micron Technology, Inc.(1)	3,866	163
Microsoft Corp.	26,120	4,119
Motorola Solutions, Inc.	568	75
NetApp, Inc.	712	30
NortonLifeLock, Inc.	1,886	35
NVIDIA Corp.	2,102	554
Oracle Corp.	7,038	340
Paychex, Inc.	1,155	73
Paycom Software, Inc.(1)	175	35
PayPal Holdings, Inc.(1)	4,025	385
Qorvo, Inc.(1)	404	33
QUALCOMM, Inc.	4,030	273
salesforce.com, Inc.(1)	3,076	443
Seagate Technology plc	851	41
ServiceNow, Inc.(1)	633	181
Skyworks Solutions, Inc.	578	52
Synopsys, Inc.(1)	503	65
TE Connectivity Ltd.	1,131	71
Texas Instruments, Inc.	3,035	303
VeriSign, Inc.(1)	336	60
Visa, Inc. Class A	5,903	951
	Shares	Value

Information Technology—continued
Western Digital Corp.	1,081	$45
Western Union Co. (The)	1,427	26
Xerox Holdings Corp.	657	12
Xilinx, Inc.	824	64
Zebra Technologies Corp. Class A(1)	195	36
		18,703

Materials—2.2%
Air Products & Chemicals, Inc.	696	139
Albemarle Corp.	330	19
Amcor plc	4,952	40
Avery Dennison Corp.	246	25
Ball Corp.	1,043	67
Celanese Corp.	367	27
CF Industries Holdings, Inc.	661	18
Corteva, Inc.	2,378	56
Dow, Inc.	2,186	64
DuPont de Nemours, Inc.	2,213	75
Eastman Chemical Co.	415	19
Ecolab, Inc.	763	119
FMC Corp.	424	35
Freeport-McMoRan, Inc.	4,636	31
International Flavors & Fragrances, Inc.	314	32
International Paper Co.	1,178	37
Linde plc	1,730	299
LyondellBasell Industries NV Class A	791	39
Martin Marietta Materials, Inc.	194	37
Mosaic Co. (The)	1,099	12
Newmont Corp.	2,462	112
Nucor Corp.	932	34
Packaging Corporation of America	277	24
PPG Industries, Inc.	723	60
Sealed Air Corp.	479	12
Sherwin-Williams Co. (The)	270	124
Vulcan Materials Co.	419	45
Westrock Co.	790	22
		1,623

Real Estate—3.0%
Alexandria Real Estate Equities, Inc.	447	61
American Tower Corp.	1,484	323
Apartment Investment & Management Co. Class A	538	19
AvalonBay Communities, Inc.	488	72
Boston Properties, Inc.	491	45
CBRE Group, Inc. Class A(1)	1,218	46
Crown Castle International Corp.	1,407	203
Digital Realty Trust, Inc.	895	124
Duke Realty Corp.	1,259	41
Equinix, Inc.	295	184
Equity Residential	1,211	75
Essex Property Trust, Inc.	230	51
Extra Space Storage, Inc.	435	42
Federal Realty Investment Trust	246	18
Healthpeak Properties, Inc.	1,810	43
Host Hotels & Resorts, Inc.	2,611	29
Iron Mountain, Inc.	966	23
Kimco Realty Corp.	1,594	15
Mid-America Apartment Communities, Inc.	397	41
Prologis, Inc.	2,625	211
Public Storage	498	99
Realty Income Corp.	1,164	58
Regency Centers Corp.	593	23
See Notes to Schedule of Investments

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Real Estate—continued
SBA Communications, Corp.	374	$101
Simon Property Group, Inc.	1,158	64
SL Green Realty Corp.	287	12
UDR, Inc.	1,019	37
Ventas, Inc.	1,457	39
Vornado Realty Trust	586	21
Welltower, Inc.	1,503	69
Weyerhaeuser Co.	2,644	45
		2,234

Utilities—3.5%
AES Corp.	2,269	31
Alliant Energy Corp.	792	38
Ameren Corp.	837	61
American Electric Power Co., Inc.	1,624	130
American Water Works Co., Inc.	566	68
Atmos Energy Corp.	400	40
CenterPoint Energy, Inc.	1,852	29
CMS Energy Corp.	920	54
Consolidated Edison, Inc.	1,099	86
Dominion Energy, Inc.	2,739	198
DTE Energy Co.	656	62
Duke Energy Corp.	2,418	196
Edison International	1,250	68
Entergy Corp.	697	65
Evergy, Inc.	778	43
Eversource Energy	1,089	85
Exelon Corp.	3,334	123
FirstEnergy Corp.	1,820	73
NextEra Energy, Inc.	1,601	385
NiSource, Inc.	1,302	32
NRG Energy, Inc.	831	23
Pinnacle West Capital Corp.	380	29
	Shares	Value

Utilities—continued
PPL Corp.	2,655	$66
Public Service Enterprise Group, Inc.	1,659	74
Sempra Energy	971	110
Southern Co. (The)	3,514	190
WEC Energy Group, Inc.	1,022	90
Xcel Energy, Inc.	1,715	103
		2,552

Total Common Stocks (Identified Cost $62,927)		71,152

Exchange-Traded Fund—2.6%
Invesco S&P 500 Low Volatility Index Fund(2)	40,011	1,877
Total Exchange-Traded Fund (Identified Cost $1,916)		1,877

Total Long-Term Investments—99.5% (Identified Cost $64,843)		73,029

TOTAL INVESTMENTS—99.5% (Identified Cost $64,843)		$73,029
Other assets and liabilities, net—0.5%		376
NET ASSETS—100.0%		$73,405

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Series’ investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$71,152	$71,152
Exchange-Traded Fund	1,877	1,877
Total Investments	$73,029	$73,029
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.